BANK LOANS AND OTHER BORROWINGS (Details Textual)		12 Months Ended
	Feb. 13, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement1 [Line Items]
Restricted Cash and Cash Equivalents		$ 9,304,000			$ 9,611,000
Carrying value Security charge		406,805,000				$ 265,874,000
Borrowings		278,432,000			165,244,000
Line credit facility		275,000,000
Cash and cash equivalents		$ 37,942,000			32,527,000	$ 33,498,000	$ 45,245,000
Line Of Credit Description		book value net worth of the lower of (a) the aggregate of $240 million (except as at 31 December 2020 it shall be $225 million) (2019: $240 million) plus 25% of the amount of positive retained earnings plus 50% of each capital raise; and (b) $275 million;
Other borrowings		$ 57,014,000			34,013,000
Base Networth to be maintained		$ 240,000,000
Shares In Subsidiary [Member]
Statement1 [Line Items]
Borrowings Security Coverage Ratio		1.30
January Two Thousand Twenty To December Two Thousand And Twenty [Member]
Statement1 [Line Items]
Restricted Cash and Cash Equivalents				$ 20,000,000
Base Networth to be maintained		$ 225,000,000			240,000,000
Percentage of positive retained earnings in addition to base net worth to be maintained		25.00%
Percentage of capital raise in addition to base networth and positive retained earnings to be maintained		50.00%
January Two Thousand Twenty To December Two Thousand And Twenty [Member] | Top of range [member]
Statement1 [Line Items]
Debt ratio		80.00%
January Two Thousand Twenty One And Thereafter [Member] | Top of range [member]
Statement1 [Line Items]
Debt ratio		75.00%
January Two Thousand And Nineteen To December Two Thousand And Nineteen [Member]
Statement1 [Line Items]
Restricted Cash and Cash Equivalents					30,000,000
January Two Thousand And Nineteen To December Two Thousand And Nineteen [Member] | Top of range [member]
Statement1 [Line Items]
Debt ratio		75.00%
January First Two Thousand And Twenty Till September Thirteeth Two Thousand And Twenty [Member]
Statement1 [Line Items]
Restricted Cash and Cash Equivalents			$ 30,000,000
Other Borrowings [Member]
Statement1 [Line Items]
Carrying value Security charge		$ 67,265,000			37,980,000
Secured term facility		$ 62,550,000			$ 35,750,000
Borrowings, interest rate basis		3 month LIBOR plus 1.7% per annum
Borrowings, adjustment to interest rate basis					1.70%
Other borrowings		$ 57,014,000			$ 34,013,000
Variable interest rate [Member]
Statement1 [Line Items]
Weighted average effective interest rate		3.71%			5.09%
Senior Secured Credit Facility one [Member]
Statement1 [Line Items]
Borrowings		$ 21,821,000			$ 49,088,000
Borrowing facility fee		829,000			1,180,000
Line of credit facility fee		$ 1,750,000
Borrowings, interest rate		2.95%
Senior Secured Credit Facility Two [Member]
Statement1 [Line Items]
Borrowings					19,067,000
Borrowings, interest rate		2.65%
Senior Secured Credit Facility Three [Member]
Statement1 [Line Items]
Borrowings		$ 3,154,000			4,421,000
Borrowing facility fee		15,000			22,000
Line of credit facility fee		$ 32,000
Borrowings, interest rate		2.00%
Senior Secured Credit Facility Four [Member]
Statement1 [Line Items]
Borrowings		$ 25,223,000			27,776,000
Borrowing facility fee		227,000			304,000
Line of credit facility fee		$ 373,000
Borrowings, interest rate		3.20%
Senior Secured Credit Facility Five [Member]
Statement1 [Line Items]
Borrowings		$ 28,752,000			30,879,000
Borrowing facility fee		127,000			149,000
Cash and cash equivalents		12,623,000			$ 12,778,000
Line of credit facility fee		78,600
Secured term facility		$ 15,720,000
Borrowings, interest rate		2.00%
Senior Secured Credit Facility Six [Member]
Statement1 [Line Items]
Borrowings		$ 104,687,000
Borrowing facility fee		1,346,000
Line of credit facility fee		$ 1,634,137
Borrowings, interest rate		3.10%
Number of vessels to be purchased		11
Senior Secured Credit Facility Seven [Member]
Statement1 [Line Items]
Borrowings		$ 12,249,000
Borrowing facility fee		108,000
Line of credit facility fee		$ 131,300
Borrowings, interest rate		2.75%
Number of vessels to be purchased		1
Non Bank Senior Secured Term Loan Facility One [Member] | Shares In Subsidiary [Member]
Statement1 [Line Items]
Borrowings	$ 35,833,000	$ 25,532,000
Borrowing facility fee		$ 339,000
Borrowings, interest rate	7.50%
Borrowings maturity	13 June 2021
Loan Foreclosure Charges Percentage	4.00%